Employee Benefits - Equity Incentive Plans (Details)				12 Months Ended
	Jun. 30, 2010 shares	May. 18, 2007 shares	Jun. 21, 2006 shares	Dec. 31, 2014 item shares	Dec. 31, 2013 shares	Mar. 31, 2015 item shares	Jul. 14, 2014 shares	Dec. 31, 2012 shares
Employee Benefits
Options outstanding				362,500	362,500
Number of stock option plans frozen | item				3		3
Employee And Directors Time Based Options
Employee Benefits
Number of options granted				14,042	43,298
Options outstanding				1,096,774	1,099,264			1,082,092
2014 Plan
Employee Benefits
Number of shares or units authorized for grants							1,273,838
2014 Plan | Employee And Directors Time Based Options
Employee Benefits
Options outstanding				11,000		31,000
2010 Option Plan | Employee And Directors Stock Options
Employee Benefits
Number of shares or units authorized for grants	2,239,906
Vesting period	4 years
2010 Option Plan | Employee And Directors Time Based Options
Employee Benefits
Options outstanding				425,996		422,447
2010 Option Plan | Employee And Directors Performance Options
Employee Benefits
Number of options granted				11,958
Options outstanding				1,674,511		1,652,588
2006 Option Plan
Employee Benefits
Number of shares or units authorized for grants			450,000
Vesting period			4 years
Term of awards			10 years
2006 Option Plan | Employee And Directors Stock Options
Employee Benefits
Number of shares or units authorized for grants			450,000
Options outstanding						362,500
Vesting period			4 years
Redstone Option Plan
Employee Benefits
Options outstanding				297,278	306,444
Redstone Option Plan | Employee And Directors Stock Options
Employee Benefits
Options outstanding				297,278		297,278
SAR Plan
Employee Benefits
Number of shares or units authorized for grants		200,000
Units outstanding				134,000
Term of awards		10 years
Number of units available for grant				416,000
2014 Option Plan
Employee Benefits
Number of options granted				11,000